SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding number of shares	2,350,599	1,766,702
Warrant exercisable, weighted average remaining life in years	3 years 8 months 12 days	3 years 10 months 24 days
Warrant exercisable number of shares	2,295,599	1,766,702
Exercise Price Range One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding exercise price	$ 0.01	$ 0.01
Warrant outstanding number of shares	400,000	400,000
Warrant exercisable, weighted average remaining life in years	4 years	4 years 6 months
Warrant exercisable number of shares	400,000	400,000
Exercise Price Range Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding exercise price	$ 1.50	$ 1.50
Warrant outstanding number of shares	400,000	400,000
Warrant exercisable, weighted average remaining life in years	7 months 6 days	1 year 1 month 6 days
Warrant exercisable number of shares	400,000	400,000
Exercise Price Range Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding exercise price	$ 3.30	$ 3.30
Warrant outstanding number of shares	100,000	100,000
Warrant exercisable, weighted average remaining life in years	4 years	4 years 6 months
Warrant exercisable number of shares	100,000	100,000
Exercise Price Range Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding exercise price	$ 1.20	$ 1.20
Warrant outstanding number of shares	866,702	866,702
Warrant exercisable, weighted average remaining life in years	4 years 4 months 24 days	4 years 10 months 24 days
Warrant exercisable number of shares	866,702	866,702
Exercise Price Range Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding exercise price	$ 1.32
Warrant outstanding number of shares	83,333
Warrant exercisable, weighted average remaining life in years	4 years 4 months 24 days
Warrant exercisable number of shares	83,333
Exercise Price Range Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding exercise price	$ 0.50
Warrant outstanding number of shares	445,564
Warrant exercisable, weighted average remaining life in years	4 years 8 months 12 days
Warrant exercisable number of shares	445,564
Exercise Price Range Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant outstanding exercise price	$ 0.55
Warrant outstanding number of shares	55,000
Warrant exercisable number of shares